T. ROWE PRICE Emerging Markets Discovery Stock Fund
July 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.5%
Common Stocks 1.5%
Tenaris (EUR)  4,135,018 68,714
Total Argentina (Cost
$38,735
)
68,714
BRAZIL 6.2%
Common Stocks 4.6%
Banco BTG Pactual  11,609,800 83,328
Klabin  13,039,300 63,366
Multiplan Empreendimentos Imobiliarios  11,413,400 63,889
210,583
Preferred Stocks 1.6%
Banco Bradesco  20,361,300 71,692
71,692
Total Brazil (Cost
$219,005
)
282,275
CHILE 1.7%
Common Stocks 1.7%
Banco de Chile  686,997,992 76,295
Total Chile (Cost
$65,499
)
76,295
CHINA 30.6%
Common Stocks 22.0%
Alibaba Group Holding (HKD) (1) 15,438,900 197,300
Baidu, Class A (HKD) (1) 5,993,414 117,176
Beijing Capital International Airport, Class H (HKD) (1) 52,574,000 34,381
China Construction Bank, Class H (HKD)  105,004,000 61,203
China Resources Gas Group (HKD)  18,597,900 64,428
Guangdong Investment (HKD)  34,826,000 30,149
KE Holdings, ADR (USD) (1) 5,342,663 93,069
Longfor Group Holdings (HKD)  14,482,350 39,181
Shandong Weigao Group Medical Polymer, Class H (HKD)  32,791,400 42,349
Tingyi Cayman Islands Holding (HKD)  15,858,000 24,489
Tongcheng Travel Holdings (HKD) (1) 36,531,600 88,648
Trip.com Group (HKD) (1) 2,053,950 83,889
Tsingtao Brewery, Class H (HKD)  6,486,000 58,324
Yangzijiang Shipbuilding Holdings (SGD)  57,459,900 66,565
1,001,151

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Common Stocks - China A Shares 8.6%
China Oilfield Services, A Shares (CNH)  27,550,374 58,584
China Pacific Insurance Group, A Shares (CNH)  7,254,200 30,432
Focus Media Information Technology, A Shares (CNH)  62,011,256 64,699
Fuyao Glass Industry Group, A Shares (CNH)  11,681,589 61,980
Inner Mongolia Yili Industrial Group, A Shares (CNH)  11,790,274 47,334
NARI Technology, A Shares (CNH)  17,141,414 58,348
Weichai Power, A Shares (CNH)  38,532,440 71,191
392,568
Total China (Cost
$1,313,096
)
1,393,719
HONG KONG 1.6%
Common Stocks 1.6%
Galaxy Entertainment Group (1) 9,804,000 71,565
Total Hong Kong (Cost
$54,817
)
71,565
HUNGARY 1.9%
Common Stocks 1.9%
OTP Bank  2,352,539 85,553
Total Hungary (Cost
$86,682
)
85,553
INDIA 10.6%
Common Stocks 10.6%
Ashok Leyland  10,427,055 23,335
Hindalco Industries  8,410,407 47,300
ICICI Bank  8,469,867 103,092
Jio Financial Services (1) 2,230,223 6,856
Petronet LNG  20,235,987 57,423
Reliance Industries  2,230,223 69,145
Shree Cement  181,546 53,301
Shriram Finance  3,282,954 75,599
Tech Mahindra  3,428,501 46,716
Total India (Cost
$379,770
)
482,767
INDONESIA 2.1%
Common Stocks 2.1%
Bank Rakyat Indonesia Persero  260,145,207 97,399
Total Indonesia (Cost
$67,033
)
97,399

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 2.0%
Common Stocks 2.0%
CIMB Group Holdings  73,115,525 90,067
Total Malaysia (Cost
$81,816
)
90,067
MEXICO 5.2%
Common Stocks 5.2%
Fresnillo (GBP)  4,848,589 38,427
Gruma, Class B  3,933,881 70,267
Grupo Aeroportuario del Pacifico, ADR (USD) (2) 266,921 50,811
Grupo Mexico, Series B  15,326,545 79,630
Total Mexico (Cost
$182,899
)
239,135
NETHERLANDS 1.7%
Common Stocks 1.7%
Prosus (ZAR)  998,677 79,267
Total Netherlands (Cost
$70,034
)
79,267
POLAND 1.1%
Common Stocks 1.1%
Powszechny Zaklad Ubezpieczen  5,048,942 51,060
Total Poland (Cost
$36,724
)
51,060
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 27,929,000 —
Novatek (3) 1,864,000 —
Total Russia (Cost
$88,007
)
—
SAUDI ARABIA 4.1%
Common Stocks 4.1%
Saudi Awwal Bank  7,492,604 76,004
Saudi Basic Industries  2,147,148 49,072
Saudi National Bank  5,990,938 61,562
Total Saudi Arabia (Cost
$174,376
)
186,638

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SINGAPORE 1.0%
Common Stocks 1.0%
Jardine Cycle & Carriage  1,715,800 44,285
Total Singapore (Cost
$28,138
)
44,285
SOUTH AFRICA 2.5%
Common Stocks 2.5%
FirstRand  17,633,913 71,732
Kumba Iron Ore  1,568,218 43,018
Total South Africa (Cost
$106,037
)
114,750
SOUTH KOREA 10.9%
Common Stocks 10.9%
Amorepacific  153,074 13,521
CJ CheilJedang  150,496 33,037
Hyundai Motor  495,906 76,247
Lotte Chemical  349,473 41,294
Samsung Electronics  4,761,107 260,683
SK Hynix  758,458 73,453
Total South Korea (Cost
$514,631
)
498,235
SWITZERLAND 1.6%
Common Stocks 1.6%
Holcim  1,032,763 71,980
Total Switzerland (Cost
$51,606
)
71,980
TAIWAN 7.0%
Common Stocks 7.0%
ASE Technology Holding  21,236,000 77,726
Bizlink Holding  5,664,414 54,612
Hon Hai Precision Industry  31,778,000 109,962
MediaTek  3,539,000 77,875
Total Taiwan (Cost
$335,679
)
320,175

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 2.9%
Common Stocks 2.9%
Bangkok Dusit Medical Services, Class F  54,359,200 45,732
Land & Houses, NVDR  109,806,700 27,275
SCB X  18,283,200 60,111
Total Thailand (Cost
$118,644
)
133,118
UNITED KINGDOM 1.5%
Common Stocks 1.5%
Prudential  4,920,952 68,334
Total United Kingdom (Cost
$71,111
)
68,334
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 89,850,163 89,850
Total Short-Term Investments (Cost $89,850) 89,850
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.32% (4)(5) 1,724,956 1,725
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1,725
Total Securities Lending Collateral (Cost $1,725) 1,725
Total Investments in Securities 99.7%
(Cost $4,175,914) $ 4,546,906
Other Assets Less Liabilities 0.3% 12,561
Net Assets 100.0% $ 4,559,467
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2023.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield

T. ROWE PRICE Emerging Markets Discovery Stock Fund

.
.
.
.
.
.
.
.
.
.
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.32% $ — $ — $ 2,497++
Totals $ —# $ — $ 2,497+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
07/31/23
T. Rowe Price Government
Reserve Fund, 5.32% $ 118,908  ¤  ¤ $ 91,575
Total $ 91,575^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,497 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,575.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 143,880 $ 4,239,759 $ — $ 4,383,639
Preferred Stocks — 71,692 — 71,692
Short-Term Investments 89,850 — — 89,850
Securities Lending Collateral 1,725 — — 1,725
Total $ 235,455 $ 4,311,451 $ — $ 4,546,906

T. ROWE PRICE Emerging Markets Discovery Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F34-054Q3 07/23